Note 6 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)						12 Months Ended
	Jun. 28, 2024	Jun. 28, 2023	Jun. 09, 2023	Jun. 23, 2022	Aug. 01, 2021	Mar. 31, 2025	Jul. 30, 2024	Mar. 31, 2024	Jul. 30, 2023	Mar. 31, 2023	Jul. 30, 2022	Mar. 31, 2022
Statement Line Items [Line Items]
Balance						$ 4,082,338		$ 3,647,909
Cash						249,957		198,829		$ 294,962
Shares						6,866,449		235,600
Spin-out						(1,437,982)
Balance						9,760,762		4,082,338		3,647,909
Balance						11,012,075		8,829,882
Assay						55,945		17,857
Drilling						140,258
Geological, consulting, and other						1,003,918		2,364,336
Exploration cost recovery						(200,000)		(200,000)
Spin-out						(448,173)
Balance						11,564,023		11,012,075		8,829,882
Total Balance						21,324,785		15,094,413
Winston property [member]
Statement Line Items [Line Items]
Balance						1,338,793		1,334,548
Cash						99,189		4,245
Shares						0		0
Spin-out						(1,437,982)
Balance						0		1,338,793		1,334,548
Balance						419,233		371,909
Assay						0		0
Drilling						0
Geological, consulting, and other						28,940		47,324
Exploration cost recovery						0		0
Spin-out						(448,173)
Balance						0		419,233		371,909
Total Balance						0		1,758,026
Zoro property [member]
Statement Line Items [Line Items]
Balance						1,909,407		1,909,407
Cash						0		0
Shares						0		0
Spin-out						0
Balance						1,909,407		1,909,407		1,909,407
Balance						6,552,532		4,653,559
Assay						55,945		0
Drilling						42,950
Geological, consulting, and other						629,875		1,898,973
Exploration cost recovery						(200,000)		0
Spin-out						0
Balance						7,081,302		6,552,532		4,653,559
Total Balance						8,990,709		8,461,939
Jean lake property [member]
Statement Line Items [Line Items]
Balance						250,000		150,000
Cash					$ 25,000	50,000	$ 50,000	50,000	$ 50,000		$ 50,000
Shares					$ 25,000	50,000	$ 50,000	50,000	$ 50,000		$ 50,000
Spin-out						0
Balance						350,000		250,000		150,000
Balance						2,465,023		2,509,453
Assay						0		2,669
Drilling						0
Geological, consulting, and other						8,792		152,901
Exploration cost recovery						0		(200,000)
Spin-out						0
Balance						2,473,815		2,465,023		2,509,453
Total Balance						2,823,815		2,715,023
Grass river property [member]
Statement Line Items [Line Items]
Balance						45,255		43,500
Cash						130		1,755		3,000		$ 40,500
Shares						0		0
Spin-out						0
Balance						45,385		45,255		43,500
Balance						680,016		596,124
Assay						0		0
Drilling						0
Geological, consulting, and other						0		83,892
Exploration cost recovery						0		0
Spin-out						0
Balance						680,016		680,016		596,124
Total Balance						725,401		725,271
Jol Lithium property [member]
Statement Line Items [Line Items]
Balance						11,730		10,454
Cash						638		1,276
Shares						0		0
Spin-out						0
Balance						12,368		11,730		10,454
Balance						45,865		38,365
Assay						0		0
Drilling						0
Geological, consulting, and other						6,000		7,500
Exploration cost recovery						0		0
Spin-out						0
Balance						51,865		45,865		38,365
Total Balance						64,233		57,595
Peg North property [member]
Statement Line Items [Line Items]
Balance						400,000		200,000
Cash	$ 100,000	$ 100,000		$ 100,000		100,000		100,000
Shares	$ 100,000		$ 100,000	$ 100,000		100,000		100,000
Spin-out						0
Balance						600,000		400,000		200,000
Balance						849,406		660,472
Assay						0		15,188
Drilling						0
Geological, consulting, and other						31,931		173,746
Exploration cost recovery						0		0
Spin-out						0
Balance						881,337		849,406		660,472
Total Balance						1,481,337		1,249,406
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance						127,153		0
Cash						0		41,553
Shares						0		85,600
Spin-out						0
Balance						127,153		127,153		0
Balance						0		0
Assay						0		0
Drilling						0
Geological, consulting, and other						0		0
Exploration cost recovery						0		0
Spin-out						0
Balance						0		0		$ 0
Total Balance						127,153		127,153
Athabasca properties [member]
Statement Line Items [Line Items]
Balance						0
Cash						0
Shares						6,716,449
Spin-out						0
Balance						6,716,449		0
Balance						0
Assay						0
Drilling						97,308
Geological, consulting, and other						298,379
Exploration cost recovery						0
Spin-out						0
Balance						395,687		$ 0
Total Balance						$ 7,112,136